Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	5,992,323	5,077,882
Cash amount	$ 517	$ 203
2019 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	5,077,882
Cash amount	$ 0	$ 203
2020 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	3,318,523	0
Cash amount	$ 301	$ 0
2021 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	2,673,800	0
Cash amount	$ 216	$ 0